Business Combinations - Schedule of Intangible Assets (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Sep. 04, 2018	Apr. 22, 2016	Dec. 31, 2018
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, expected amortisation period			10 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, expected amortisation period			5 years
MNLT [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ 93,442
Intangible assets, method of amortisation		Multi-period Excess Earnings Method- MEEM
Intangible assets, expected amortisation period		10 years
MNLT [member] | Trademark use right [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ 12,491
Intangible assets, method of amortisation		Relief from royalty
Intangible assets, expected amortisation period		1 year
Equals S.A. [member] | Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 2,103
Intangible assets, method of amortisation	Cost approach
Intangible assets, expected amortisation period	3 years
Equals S.A. [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 34,355
Intangible assets, method of amortisation	Multi-period Excess Earnings Method- MEEM
Intangible assets, expected amortisation period	10 years
Equals S.A. [member] | Non compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	R$ 1,659
Intangible assets, method of amortisation	With and without method
Intangible assets, expected amortisation period	5 years